Earnings (Loss) Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Summary of Earnings Per Share

The shares purchased by the Employee Stock Ownership Plan are included in the weighted-average shares when they are committed to be released. ($ in thousands, except per share amounts):

	Three months Ended June 30, 2016	Three months Ended June 30, 2015
Income (Loss)	$73	$(151)
Weighted Average Shares	4,948,606	3,964,725
Basic income per share:	$0.01	$(0.04)
Weighted Average Diluted Shares	4,961,508	3,964,725
Diluted income per share	$0.01	$(0.04)

	Six months Ended June 30, 2016	Six months Ended June 30, 2015
Income (Loss)	$227	$(504)
Weighted Average Shares	4,949,210	3,964,725
Basic income per share:	$0.05	$(0.13)
Weighted Average Diluted Shares	4,963,285	3,964,725
Diluted income per share	$0.05	$(0.13)

The shares purchased by the Employee Stock Ownership Plan are included in the weighted-average shares when they are committed to be released ($ in thousands, except per share amounts):

	Net loss available to common stockholders	Weighted Average Shares	Per Share Amount
Year Ended December 31, 2015:
Basic and Dilutive loss per share:
Net loss available to common stockholders	$(2,245)	3,993,560	$(0.56)